April 30, 2008

VIA EDGAR

Securities and Exchange Commission

100 “F” Street NE

Washington, D.C.  20549

Re:      Symetra Life Insurance Company/Symetra Separate Account C (“Registrant”)

File Nos.  333-137411/811-08052: Symetra Focus Variable Annuity

Commissioners:

On behalf of Symetra Life Insurance Company (“Symetra Life”) and the Symetra Separate Account C (“Separate Account”), we are electronically transmitting for filing, pursuant to Rule 485(b), Post-Effective Amendment Number 4 with exhibits, to the Form N-4 Registration Statement for the above referenced Registrant under the Securities Act of 1933 (“1933 Act”) and Amendment Number 60 under the Investment Company Act of 1940.

The changes generally update the disclosure of financial information and reflect other non-material changes as contemplated by Rule 485(b) under the 1933 Act.

Please call the undersigned at 425-256-5026 if you have any questions or comments.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel